AIG Multi-Asset Allocation Fund
AIG Multi-Asset Allocation Fund
INVESTMENT GOAL
The investment goal of the AIG Multi-Asset Allocation Fund (the “Fund”) is growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIG fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information—Sales Charge Reductions and Waivers” section on page 26 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 31 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AIG Multi-Asset Allocation Fund - USD ($)		Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Maximum Account Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 25-27 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AIG Multi-Asset Allocation Fund		Class A	Class B	Class C	Class I
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees			0.65%	0.65%
Other Expenses		0.10%	0.13%	0.09%	1.64%
Acquired Fund Fees and Expenses		1.56%	1.56%	1.56%	1.56%
Total Annual Fund Operating Expenses	[1]	1.76%	2.44%	2.40%	3.30%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - AIG Multi-Asset Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	744	1,097	1,474	2,529
Class B	647	1,061	1,501	2,608
Class C	343	748	1,280	2,736
Class I	333	1,015	1,722	3,595

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - AIG Multi-Asset Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	744	1,097	1,474	2,529
Class B	247	761	1,301	2,608
Class C	243	748	1,280	2,736
Class I	333	1,015	1,722	3,595

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND

The Fund’s principal investment strategy is a fund of funds strategy focusing in equities and fixed income securities. A fund of funds strategy is an investment strategy in which the assets of a fund are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

The principal investment technique of the Fund is allocation of assets among a combination of AIG funds that invest in equity and fixed income securities. The Fund may also invest in the AIG Commodity Strategy Fund, which is categorized as “commodity strategy,” and the AIG Global Trends Fund and the AIG Income Explorer Fund, which are categorized as “global strategies,” in the projected asset allocation ranges below. In addition, the Fund may invest in any other affiliated AIG fund, including the AIG Government Money Market Fund. The Fund may also invest in exchange-traded funds (“ETFs”), although the portfolio managers will generally only invest in ETFs to obtain exposure to a particular asset class when there is no AIG fund option available. The AIG funds in which the Fund may invest are referred to herein as the “Underlying AIG Funds” and together with the ETFs as the “Underlying Funds.”

The following chart reflects the projected asset allocations under normal market conditions for the Fund (as invested through the Underlying Funds). In connection with these allocations, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) will generally allocate approximately 10% of the Fund among ten different asset classes or investment styles—i.e., six “domestic equity” asset classes or investment styles, as further described below, and approximately 20% in the fixed income asset class and approximately 10% each in the foreign equity, commodity strategy and global strategies asset classes. The asset classes within the “Domestic Equity Securities” category are expected to include allocations among large-cap, multi-cap and small-cap equity funds with various investment styles (i.e., funds that follow a growth, value or blended investment philosophy).

Domestic Equity Securities	50%
Foreign Equity Securities	10%
Fixed Income Securities	20%
Commodity Strategy	10%
Global Strategies	10%

The Adviser rebalances the Fund on an ongoing basis using cash flows. In addition, under normal market conditions, the Adviser will rebalance the Underlying AIG Funds of the Fund quarterly through exchanges, if necessary. However, the Adviser reserves the right to rebalance the Fund through exchanges at any time the Adviser deems such rebalancing to be appropriate.

For more complete information about the investment strategies and techniques of the Underlying Funds in which the Fund currently intends to invest, see “Information About the Underlying Funds” on pages 40-43. The Adviser may change the particular Underlying Funds from time to time without notice to investors.

The principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There can be no assurance that the Fund’s investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk. The Fund is subject to the risk that the Adviser’s selection of the Underlying Funds, and the allocation and reallocation of Fund assets among the Underlying Funds, may not produce the desired result.

Affiliated Fund Risk. In managing the Fund, the Adviser will have the authority to allocate and reallocate the Fund’s assets among the Underlying Funds. The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various Underlying AIG Funds because the fees payable to it by some of the Underlying AIG Funds are higher than the fees payable by other Underlying AIG Funds and because the Adviser is also responsible for managing the Underlying AIG Funds. However, the Adviser has a fiduciary duty to act in the Fund’s best interests when selecting the Underlying Funds, including the Underlying AIG Funds.

Risks of Stock Market Volatility and Securities Selection. The Fund is subject to the risks to which the Underlying Funds that invest in equity securities are exposed. Therefore, as with an investment in any equity fund, the value of your investment in the Fund may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as the Fund’s allocation to Underlying Funds that invest in equity securities increases. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions (e.g., “growth” securities may perform well under circumstances in which “value” securities in general have fallen). In addition, individual securities selected for any of the funds within SunAmerica Series, Inc. may underperform the market generally.

Risks of Investing in Small and Mid Market Capitalization Companies. The Fund invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies may be more volatile than, and not as readily marketable as, those of larger companies.

Risks of Bond Market Volatility and Interest Rate Fluctuations. The Fund is subject to the risks to which the Underlying Funds that invest in bonds and other fixed income securities are exposed, such as that an issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations (credit quality risk). In addition, as with the Underlying Funds that invest in bonds and other fixed income securities, the Fund’s share prices can be negatively affected when interest rates rise and are subject to the risk that bond markets could go up or down (sometimes dramatically). These risks are expected to increase as the Fund’s allocation to Underlying Funds that invest in bonds and other fixed income securities increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

U.S. Government Securities Risk. The Fund invests in Underlying Funds that invest significantly in U.S. government securities. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Disciplined Strategy Risk. Certain Underlying AIG Funds or portions thereof will not deviate from their strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If these Underlying AIG Funds or portions thereof are committed to a strategy that is unsuccessful, these Underlying AIG Funds will not meet their investment goals. Because these Underlying AIG Funds or portions thereof generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), these Underlying AIG Funds may be more susceptible to general market declines than other mutual funds.

Focused Strategy Risk. The performance of certain Underlying AIG Funds or portions thereof may be subject to greater fluctuation since their strategy involves holding a limited number of securities. This type of strategy may increase the risk of these Underlying Funds or portions thereof since the performance of a particular stock may have a larger impact, positively or negatively, on the performance of an Underlying Fund.

Active Trading Risk. Certain Underlying Funds may engage in active trading of their portfolio securities. Because the Underlying Funds may sell a security without regard to how long they have held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Underlying Fund and which will affect the Underlying Funds’ and the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.

ETF Risk. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. To the extent that the Fund invests in an ETF, the Fund will indirectly bear its proportionate share of the management and other expenses that are charged by the ETF in addition to the expenses paid by the Fund .

Preferred Securities Risk. The Fund invests in Underlying AIG Funds that invest significantly in preferred securities. Preferred securities are subject to bond market volatility, credit risk and interest rate fluctuation risk. In addition, preferred securities are subordinated to other securities in the issuer’s capital structure and are subject to the risk that the issuer will fail to make dividends or other distributions on the preferred securities when due because other claims on the issuer’s assets take priority. Preferred securities may be less liquid than many other types of securities or may be subject to the risk of being redeemed prior to their scheduled date.

Closed-End Fund Risk. The Fund invests in Underlying AIG Funds that invest significantly in closed-end funds. An Underlying AIG Fund’s investments in closed-end funds generally reflect the risks of the underlying securities held by the closed-end funds. The Underlying AIG Funds will indirectly bear their proportionate share of the management and other expenses that are charged by the closed-end funds in addition to the expenses paid by such fund. In addition, shares of closed-end funds are subject to a number of risks which are related directly to their structure. First, shares of closed-end funds frequently trade at a discount from their net asset value per share (“NAV”), which is a risk separate and distinct from the risk that the Underlying AIG Fund’s NAV could decrease as a result of its investment activities. Second, many closed-end funds include leverage in their capital structure as a part of a strategy designed to enhance the level of income and capital appreciation to their shareholders. The presence of leverage in the closed-end fund structure introduces both increased volatility of NAV, and the potential for greater variability in the dividends paid by the closed-end funds, as the cost of borrowings often changes up or down with the general level of interest rates.

Foreign Exposure Risk. The Fund invests in Underlying AIG Funds that invest in foreign securities. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Risks of Investing in the AIG Commodity Strategy Fund. The Fund, to the extent it invests in the AIG Commodity Strategy Fund, is subject to the following additional risks (these risks increase as the Fund’s allocation to the AIG Commodity Strategy Fund increases).

Commodity Exposure Risks. Exposure to the commodities markets may subject the AIG Commodity Strategy Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Futures Contracts Risks. The risks associated with the AIG Commodity Strategy Fund’s use of futures contracts include: (i) although the AIG Commodity Strategy Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the AIG Commodity Strategy Fund may be unable to close out its futures contracts at a time which is advantageous; (ii) the risk that losses caused by sudden, unanticipated market movements may be potentially unlimited; (iii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (v) if the AIG Commodity Strategy Fund has insufficient cash to meet margin requirements, the AIG Commodity Strategy Fund may need to sell other investments, including at disadvantageous times.

Risks of Commodity-Linked Derivatives. The commodity-linked derivative instruments in which the AIG Commodity Strategy Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the AIG Commodity Strategy Fund earns from these notes and/or swaps as compared to the index.

Subsidiary Risk. The AIG Commodity Strategy Fund intends to gain exposure to the commodities markets, in part, through investments in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). By investing in the Subsidiary, the AIG Commodity Strategy Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the AIG Commodity Strategy Fund and are subject to the same risks that apply to similar investments if held directly by the AIG Commodity Strategy Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the AIG Commodity Strategy Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the AIG Commodity Strategy Fund wholly owns and controls the Subsidiary, and the AIG Commodity Strategy Fund and Subsidiary are managed by SunAmerica and advised by the same subadviser, making it unlikely that the Subsidiary will take actions contrary to the interests of the AIG Commodity Strategy Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the AIG Commodity Strategy Fund and/or the Subsidiary to operate as described in its prospectus and statement of additional information and could adversely affect the AIG Commodity Strategy Fund.

Risks of Derivative Instruments. The AIG Commodity Strategy Fund can use other derivative instruments, such as options, futures and swaps, to seek greater investment returns or to hedge against declines in the value of the AIG Commodity Strategy Fund’s other portfolio investments. There are special risks in particular derivative instruments and hedging strategies the AIG Commodity Strategy Fund might use. If the investment adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, use of a derivative instrument may result in a significant loss to the AIG Commodity Strategy Fund and reduce its return. The AIG Commodity Strategy Fund could also experience losses if the prices of its derivative instruments were not properly correlated with its other investments.

Risks of Leverage. Certain derivatives the AIG Commodity Strategy Fund buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The AIG Commodity Strategy Fund’s use of certain economically leveraged derivatives can result in a loss substantially greater than the amount invested in the derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the AIG Commodity Strategy Fund uses futures and other derivatives for leverage, a shareholder’s investment will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the AIG Commodity Strategy Fund’s investments.

Credit Risk. The commodity-linked swaps, “over-the-counter” (“OTC”) options, and fixed income securities the AIG Commodity Strategy Fund buys are subject to credit risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. If the issuer fails to pay interest, the AIG Commodity Strategy Fund’s income might be reduced. If the issuer fails to pay principal, the AIG Commodity Strategy Fund can lose money on the investment, and its share price may fall.

Counterparty Risk. The AIG Commodity Strategy Fund will be exposed to the credit of the counterparties to derivative contracts and their ability to satisfy the terms of the agreements, which exposes the AIG Commodity Strategy Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the AIG Commodity Strategy Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the AIG Commodity Strategy Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Interest Rate Risk. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations is generally greater for debt securities with longer maturities. The AIG Commodity Strategy Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. The value of the AIG Commodity Strategy Fund’s currency and fixed income futures will fluctuate in varying directions and amounts based on the specific types of futures held by the AIG Commodity Strategy Fund. The AIG Commodity Strategy Fund’s share price can go up or down when interest rates change because of the effect of the change in the value of the AIG Commodity Strategy Fund’s portfolio of fixed income securities and currency and fixed income futures.

Illiquidity Risk. Certain investments may be difficult or impossible to sell at the time and the price that the AIG Commodity Strategy Fund would like. In addition, while not necessarily illiquid securities, certain derivatives in which the AIG Commodity Strategy Fund invests are generally not listed on any exchange and the secondary market for those derivatives has less liquidity relative to markets for other securities. Obtaining valuations for those derivatives may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given derivative may differ from its current valuation.

U.S. Government Securities Risk. Some U.S. government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. government securities may be subject to price declines due to changing interest rates.

Risks of Exchange-Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the AIG Commodity Strategy Fund could lose money investing in an ETF.

Risk of Failure to Match Index Performance. A portion of the AIG Commodity Strategy Fund’s assets are managed pursuant to an index strategy designed to track, before fees and expenses, the performance of the Bloomberg Commodity Index (the “Index Sleeve”). The ability of the Index Sleeve to replicate the performance of the Bloomberg Commodity Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Bloomberg Commodity Index is calculated, changes in the composition of the Bloomberg Commodity Index, the amount and timing of cash flows into and out of the AIG Commodity Strategy Fund, commissions, and portfolio expenses. When the AIG Commodity Strategy Fund employs a “replication” or “optimization” strategy, the Index Sleeve is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Index Sleeve may perform differently than the Bloomberg Commodity Index.

Financial Services Risk. Companies in the financial services sector may serve as counterparties to other derivative transactions in which the AIG Commodity Strategy Fund engages. As a result, events affecting issuers in the financial services sector may cause the AIG Commodity Strategy Fund’s share value to fluctuate and may impact a company’s creditworthiness or ability to perform under its agreement with the AIG Commodity Strategy Fund.

Regulatory Risk. Based on the AIG Commodity Strategy Fund’s and its Subsidiary’s current investment strategies, the AIG Commodity Strategy Fund and the Subsidiary are each deemed a “commodity pool” and SunAmerica, as investment adviser to each, is considered a commodity pool operator (“CPO”) with respect to the AIG Commodity Strategy Fund and the Subsidiary under the Commodity Exchange Act (the “CEA”). In addition, Wellington Management Company LLP (“Wellington Management”), as subadviser to the AIG Commodity Strategy Fund and the Subsidiary, is considered a commodity trading adviser (“CTA”) with respect to the AIG Commodity Strategy Fund and the Subsidiary. SunAmerica is currently registered with the National Futures Association as a CPO and Wellington Management is registered as a CTA, and each act as such with respect to the operation of the AIG Commodity Strategy Fund and the Subsidiary. Due to recent regulatory changes, SunAmerica, Wellington Management and the AIG Commodity Strategy Fund are currently assessing what, if any, additional regulatory requirements may be imposed and additional expenses may be incurred by the AIG Commodity Strategy Fund. Compliance with applicable Commodity Futures Trading Commission (“CFTC”) disclosure, reporting and recordkeeping regulations relating to commodity pools is expected to increase expenses of the AIG Commodity Strategy Fund, although the nature and extent of how these requirements will affect the AIG Commodity Strategy Fund is uncertain. In addition, the CFTC or the Securities and Exchange Commission (the “SEC”) could at any time alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes and interest rate futures) or options on commodity futures or swaps transactions by investment companies, which could result in the inability of the AIG Commodity Strategy Fund to achieve its investment goals through its current strategy.

Risks of Investing in the AIG Global Trends Fund. The Fund, to the extent it invests in the AIG Global Trends Fund, is subject to the following additional risks (these risks increase as the Fund’s allocation to the AIG Global Trends Fund increases):

Strategy Risk. Investors should note that the ability of the subadviser to the AIG Global Trends Fund (the “Subadviser”) to successfully implement the AIG Global Trends Fund’s strategies, including the proprietary investment process used by the Subadviser, will influence the performance of the AIG Global Trends Fund significantly.

Futures Contracts Risk. The risks associated with the AIG Global Trends Fund’s use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the AIG Global Trends Fund has insufficient cash to meet margin requirements, the AIG Global Trends Fund may need to sell other investments, including at disadvantageous times.

Forwards Risk. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the AIG Global Trends Fund faces the risk that its counterparties may not perform their obligations. Forward contracts are also not regulated by the CFTC and therefore the AIG Global Trends Fund will not receive any benefit of CFTC regulation when trading forwards.

Stock Market Volatility Risk. The value of an investment in the AIG Global Trends Fund may fluctuate in response to stock market movements. This volatility could affect the value of the investments in the AIG Global Trends Fund’s portfolio exposed to equity markets.

Foreign Exposure Risk. Investments that provide exposure to foreign countries are subject to a number of risks. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect such an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Emerging Markets Risk. Emerging markets are riskier than more developed markets and investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Interest Rate Risk. Fixed income securities and currency and fixed income futures instruments are subject to changes in their value when prevailing interest rates change. The values of already-issued debt securities have an inverse relationship with changes in interest rates. The magnitude of these changes in value is generally greater for debt securities with longer maturities. The AIG Global Trends Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. The value of the AIG Global Trends Fund’s currency and fixed income futures instruments will fluctuate in varying directions and amounts based on the specific types of futures instruments held by the AIG Global Trends Fund. The AIG Global Trends Fund’s exposure to foreign fixed income instruments will also be subject to risks associated with foreign investments, as described above under “Foreign Exposure Risk” and “Emerging Markets Risk.”

Credit Risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Credit risk could affect the value of the investments in the AIG Global Trends Fund’s portfolio exposed to fixed income securities.

Bond Market Volatility Risk. The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the AIG Global Trends Fund’s portfolio exposed to bonds or other fixed income securities.

Currency Risk. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the AIG Global Trends Fund’s investments in futures instruments with underlying securities or instruments denominated in a foreign currency or may widen existing losses. In addition, investments denominated in the currencies of emerging markets generally have a higher degree of currency risk, as described above under “Emerging Markets Risk.”

Commodity Exposure Risks. Exposure to the commodities markets may subject the AIG Global Trends Fund to greater volatility than investments in traditional securities. The value of commodity futures instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Leverage Risk. The AIG Global Trends Fund may invest in certain futures instruments that provide leveraged exposure. The AIG Global Trends Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the AIG Global Trends Fund to lose more than the amount it invested in those instruments.

Subsidiary Risk. The AIG Global Trends Fund intends to gain exposure to the commodities markets, in part, through investments in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Global Trends Subsidiary”). By investing in the Global Trends Subsidiary, the AIG Global Trends Fund is indirectly exposed to the risks associated with the Global Trends Subsidiary’s investments. The derivatives and other investments held by the Global Trends Subsidiary are generally similar to those that are permitted to be held by the AIG Global Trends Fund and are subject to the same risks that apply to similar investments if held directly by the AIG Global Trends Fund. There can be no assurance that the investment objective of the Global Trends Subsidiary will be achieved.

The Global Trends Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the AIG Global Trends Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the AIG Global Trends Fund wholly owns and controls the Global Trends Subsidiary, and the AIG Global Trends Fund and Global Trends Subsidiary are managed by SunAmerica and subadvised by the Subadviser, making it unlikely that the Global Trends Subsidiary will take actions contrary to the interests of the AIG Global Trends Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the AIG Global Trends Fund and/or the Global Trends Subsidiary to operate as described in its prospectus and statement of additional information and could adversely affect the AIG Global Trends Fund.

Tax Risk. The AIG Global Trends Fund gains exposure to the commodities markets through investments in commodity-linked futures instruments and through its investment in the Global Trends Subsidiary. In order for the AIG Global Trends Fund to qualify as a regulated investment company, the AIG Global Trends Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income realized from certain types of commodity-linked derivatives would not be qualifying income. As such, the AIG Global Trends Fund’s ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The AIG Global Trends Fund seeks to gain exposure to the commodities markets primarily through investments in the Global Trends Subsidiary. Proposed tax regulations, if finalized in current form, would require that the Global Trends Subsidiary distribute its annual net profit, if any, to the AIG Global Trends Fund. There can be no assurance that the IRS will continue to treat the annual net profit realized by the Global Trends Subsidiary and imputed for income tax purposes to the AIG Global Trends Fund as “qualifying income” for purposes of the AIG Global Trends Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Repurchase Agreements Risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the AIG Global Trends Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the AIG Global Trends Fund has purchased has decreased, the AIG Global Trends Fund could experience a loss. The AIG Global Trends Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the AIG Global Trends Fund to the risk that the counterparties may default on their obligations to perform under the agreements.

Active Trading Risk. Active trading of the AIG Global Trends Fund’s portfolio will result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the AIG Global Trends Fund and which will affect the AIG Global Trends Fund’s performance. Active trading may also result in increased tax liability for AIG Global Trends Fund shareholders.

Regulatory Risk. Based on the AIG Global Trends Fund’s and the Global Trends Subsidiary’s current investment strategies, the AIG Global Trends Fund and the Global Trends Subsidiary are each deemed a “commodity pool” and SunAmerica, as investment adviser to each, is considered a CPO with respect to the AIG Global Trends Fund and the Global Trends Subsidiary under the CEA. In addition, Wellington Management, as subadviser to the AIG Global Trends Fund and the Global Trends Subsidiary, is considered a CTA with respect to the AIG Global Trends Fund and the Global Trends Subsidiary. SunAmerica is currently registered with the National Futures Association as a CPO and Wellington Management is registered as a CTA, and each act as such with respect to the operation of the AIG Global Trends Fund and the Global Trends Subsidiary. Due to recent regulatory changes, SunAmerica, Wellington Management and the AIG Global Trends Fund are currently assessing what, if any, additional regulatory requirements may be imposed and additional expenses may be incurred by the AIG Global Trends Fund. Compliance with applicable CFTC disclosure, reporting and recordkeeping regulations relating to commodity pools is expected to increase expenses of the AIG Global Trends Fund, although the nature and extent of how these requirements will affect the AIG Global Trends Fund is uncertain. In addition, the CFTC or the SEC could at any time alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes and interest rate futures) or options on commodity futures or swaps transactions by investment companies, which could result in the inability of the AIG Global Trends Fund to achieve its investment goal through its current strategy.

PERFORMANCE INFORMATION

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and compare the Fund’s average annual returns to those of the Russell 3000® Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the Table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003.

AIG MULTI-ASSET ALLOCATION FUND (Class A)

During the period shown in the Bar Chart, the highest return for a quarter was 15.88% (quarter ended June 30, 2009) and the lowest return for a quarter was –19.34% (quarter ended December 31, 2008).
Average Annual Total Returns (as of the periods ended December 31, 2016)
Average Annual Returns - AIG Multi-Asset Allocation Fund		Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class B		5.39%	5.47%	2.20%
Class C		8.42%	5.84%	2.09%
Class I		10.13%	6.46%		5.58%	Aug. 15, 2011
Class A		3.76%	5.26%	2.13%
After Taxes on Distributions | Class A		3.41%	4.79%	1.28%
After Taxes on Distributions and Sale of Fund Shares | Class A	[1]	2.33%	3.97%	1.55%
Russell 3000® Index		12.74%	14.67%	7.07%	15.15%	Aug. 15, 2011
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A. After-tax returns for other classes will vary.